NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE - RELATED PARTIES
NOTES PAYABLE - RELATED PARTIES

17.NOTES PAYABLE – RELATED PARTIES

As of December 31, 2021 and 2020, notes payable from related parties consist of the following:

	2021		2020
Convertible notes payable maturing in February 2023, bearing interest at 8.00 percent per annum	$—	(i)	$2,049,037	(i)
Convertible note payable maturing in March 2023, bearing interest at 6.00 percent per annum	—	(ii)	2,189,264	(ii)
Total Notes Payable - Related Parties	—		4,238,301
Less Unamortized Debt Issuance Costs and Loan Origination Fees	—		(534,335)
Net Amount	$—		$3,703,966
Less Current Portion of Notes Payable - Related Parties	—		—
Notes Payable, Net of Current Portion - Related Parties	$—		$3,703,966
(i)	Effective January 8, 2020, the board of directors of GH Group approved approximately $17,500,000 in a private placement of Senior Convertible Notes. On January 4, 2021, the board of directors of GH Group approved an increase of the Senior Convertible Notes offering to $22,599,844. On June 29, 2021, the Senior Convertible Notes were automatically converted into Preferred Shares following the occurrence of a Qualified Equity Financing (“QEF”) at a conversion price equal to the lesser of 80% of the cash price paid per Preferred Share or the quotient resulting from dividing $250,000,000 by the number of outstanding shares of Common Stock of GH Group immediately prior to the QEF. Prior to conversion, the Senior Convertible Notes bore cash interest at a rate of 4% per year paid quarterly and generally accrue interest at a rate of 4.3% per year. The Senior Convertible Note holders were also issued a security interest in the stock and membership interests held by GH Group and its subsidiaries. As noted above, on June 29, 2021, all principal and accrued interest under the Senior Convertible Notes were converted into Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.
(ii)	During the year ended December 31, 2018, Magu Farm LLC (“Magu Farm”) issued approximately $9,925,000 in secured promissory notes convertible into equity interests (collectively, the “Magu Farm Convertible Notes”) in Magu Investment Fund LLC (“Magu Investment Fund”) to certain lenders who are affiliates of shareholders of the Company (collectively, the “Magu Farm Lenders,” and individually, a “Magu Farm Lender”)

On October 7, 2019, Magu Farm and Magu Investment Fund notified each Magu Farm Lender of Magu Investment Fund’s intention to merge with and into the Company at the closing of the Roll-Up. Subsequent to such notification, effective as of October 7, 2019, each Magu Farm Lender other than Kings Bay Investment Company Ltd., a Cayman Islands company (“KBIC”), entered into a letter agreement pursuant to which such Magu Farm Lender, among other things, (a) converted its respective Magu Farm Convertible Note with an aggregate value of $8,000,000 into equity interests in Magu Investment Fund and (b) agreed to terminate both the Co-Lending Agreement and its respective security interest as defined in the agreement. All accrued and unpaid interest were paid prior to conversion. Effective March 1, 2020, KBIC assigned the balance of its respective Magu Farm Convertible Note (the “Kings Bay Note”) to Kings Bay Capital Management Ltd., a Cayman Islands company (“KBCM”).

Effective as of April 10, 2020, KBCM and the Company entered into an Assignment, Novation and Note Modification Agreement and a Security Agreement, pursuant to which, among other things, (a) the Company assumed all of Magu Farm LLC’s rights, duties, liabilities and obligations under the Kings Bay Note, (b) the Kings Bay Note was modified to, among other things, provide KBCM with the right to convert the Kings Bay Note into Class A Common Stock at the same conversion price accorded to the other Magu Farm Lenders, and (c) the obligations under the Kings Bay Note were secured by a pledge of the securities of the Company’s subsidiaries but expressly subordinated to the holders of the Senior Convertible Notes. As a result of the modification, the Company recorded a loss on extinguishment of debt due to modification for approximately $389,000 which is included as a component of other expense, netted in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020. On June 29, 2021, all principal and accrued interest under the Kings Bay Note was converted into Preferred Shares, and the Kings Bay security interest was terminated by filing of a UCC-3 termination statement. See “Note 18 – Shareholders’ Equity” for further details on shares issued and amount.

17.NOTES PAYABLE – RELATED PARTIES (Continued)

In February 2021, GH Group issued a $2,000,000 unsecured promissory note in favor of Beach Front Properties, LLC. The debt matures in February 2023 and bears interest at fifteen percent (15%) per year. On June 29, 2021, all principal and accrued interest under such promissory note was converted to Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.

In June 2021, GH Group completed a Qualified Equity Financing (“QEF”) for the offering and sale of the Preferred Shares in the amount of $12,530,963. The Preferred Shares carry an annual fifteen percent (15%) cumulative dividend in year 1, which is increased by 5% in the year following the first anniversary of the date of issuance. On June 29, 2021, all principal and accrued interest from such debt was converted into Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.